FINANCIAL INSTRUMENTS - Fair value of call options (Details) - USD ($)	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Disclosure of fair value measurement of equity [line items]
Number of working days over which stock market prices are observed	90 days
Reconciliation of changes in fair value measurement, assets [abstract]
Beginning balance, assets	$ 91,249,000,000
Ending balance, assets	92,366,000,000
Reconciliation of changes in fair value measurement, liabilities [abstract]
Beginning balance, liabilities	(47,141,000,000)
Ending balance, liabilities	(48,255,000,000)
Level 3
Reconciliation Of Changes In Fair Value Measurement, Assets (Liabilities) [Abstract]
Beginning balance, assets (liabilities)	(209,000,000)	$ 720,000,000
Change in fair value	51,000,000	(34,000,000)
Ending balance, assets (liabilities)	(158,000,000)	686,000,000
Call option on 1,000 mandatory convertible bonds | Level 3
Reconciliation of changes in fair value measurement, assets [abstract]
Beginning balance, assets	483,000,000	984,000,000
Change in fair value	(61,000,000)	56,000,000
Ending balance, assets	422,000,000	1,040,000,000
Special payment in pellet purchase agreement | Level 3
Reconciliation of changes in fair value measurement, liabilities [abstract]
Beginning balance, liabilities	(568,000,000)	(264,000,000)
Change in fair value	111,000,000	(90,000,000)
Ending balance, liabilities	(457,000,000)	$ (354,000,000)
Put option with ISP | Level 3
Reconciliation of changes in fair value measurement, liabilities [abstract]
Beginning balance, liabilities	(124,000,000)
Change in fair value	1,000,000
Ending balance, liabilities	(123,000,000)
Mandatorily convertible unsecured unsubordinated bonds
Disclosure of fair value measurement of equity [line items]
Notional amount	$ 1,000,000,000